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BRIGHTHOUSE LIFE INSURANCE COMPANY
GRAGG BUILDING
11225 NORTH COMMUNITY HOUSE ROAD
CHARLOTTE, NC 28277

May 3, 2017

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: Brighthouse Life Insurance Company and
    Brighthouse Separate Account A
    File Nos. 333-200239/811-03365
    (Brighthouse Growth and Income)
    Rule 497(j) Certification
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Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the "Company") and Brighthouse Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional Information, each dated May 1, 2017, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 3 for the Account filed electronically with the Commission on April 13, 2017.

If you have any questions, please contact me at (203) 316-8888.

Sincerely,

/s/ John Towers

John Towers
Corporate Counsel
Brighthouse Life Insurance Company